Organization and nature of business (Details) - territory	12 Months Ended
	Dec. 31, 2019	Jul. 20, 2016
Schedule of Equity Method Investments [Line Items]
Number of territories with operations	20
Martinique, French Guyana and Guadeloupe
Schedule of Equity Method Investments [Line Items]
Franchise agreement term	10 years
Renewed franchise agreement term	10 years
Number of territories under renewed franchise agreement		3
Arcos Dorados B.V.
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)	100.00%